Earnings per share - Earnings per share (Basic and Diluted) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions, shares in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Basic—
Net income attributable to NHI shareholders	¥ 35,232	¥ 16,771	¥ 58,563	¥ 18,467
Weighted average number of shares outstanding	3,035,142,936	3,001,728,417	3,028,036,425	3,010,633,495
Net income attributable to NHI shareholders per share	¥ 11.61	¥ 5.59	¥ 19.34	¥ 6.13
Diluted—
Net income attributable to NHI shareholders	¥ 35,202	¥ 16,738	¥ 58,468	¥ 18,354
Weighted average number of shares outstanding	3,140,174,302	3,093,327,844	3,140,207,716	3,104,874,653
Net income attributable to NHI shareholders per share	¥ 11.21	¥ 5.41	¥ 18.62	¥ 5.91